G4 Employee information	12 Months Ended
Dec. 31, 2021
Number and average number of employees [abstract]
G4 Employee information

Employee information
Employee numbers, wages and salaries

Average number of employees by gender and market area
	2021			2020
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	5,470	20,828	26,298	5,025	20,306	25,331
North East Asia	4,579	9,323	13,902	4,532	9,344	13,876
North America	2,269	7,999	10,268	2,075	7,635	9,710
Europe and Latin America 1)	11,581	34,336	45,917	11,205	34,226	45,431
Middle East and Africa	823	3,549	4,372	807	3,434	4,241
Total	24,722	76,035	100,757	23,644	74,945	98,589
1) Of which in EU	8,728	25,971	34,699	8,462	25,811	34,273
Of which in Sweden	3,173	10,237	13,410	2,911	9,709	12,620

Number of employees by market area at year- end
	2021	2020
South East Asia, Oceania and India	26,369	25,869
North East Asia	13,091	13,944
North America	10,344	10,175
Europe and Latin America 1)	47,064	46,580
Middle East and Africa	4,454	4,256
Total	101,322	100,824
1) Of which in EU	35,950	35,552
Of which in Sweden	14,183	13,173

Number of employees by gender and age at year-end 2021
	Women	Men	Percent of total
Under 25 years old	1,201	1,799	3%
25–35 years old	9,693	22,173	31%
36–45 years old	7,560	26,760	34%
46–55 years old	4,987	17,914	23%
Over 55 years old	2,041	7,194	9%
Percent of total	25%	75%	100%

Employee movements
	2021	2020
Headcount at year-end	101,322	100,824
Employees who have left the Company	11,631	7,839
Employees who have joined the Company	12,129	9,246
Temporary employees	868	609

Wages and salaries and social security expenses
(SEK million)	2021	2020
Wages and salaries	62,823	60,950
Social security expenses	14,639	13,695
Of which pension costs	5,601	4,963
Amounts related to the President and CEO and the Executive Leadership Team are included in the table above
.

Remuneration to Board members and Presidents in subsidiaries
(SEK million)	2021	2020
Salary and other remuneration	572	458
Of which annual variable remuneration	80	58
Pension costs 1)	41	32

1)	Pension costs are over and above any social security charges and taxes.

Board members, Presidents and Group management by gender at year end
	2021		2020
	Women	Men	Women	Men
Parent Company
Board members and President	23%	77%	23%	77%
Group Management	20%	80%	20%	80%

Subsidiaries
Board members and Presidents	21%	79%	19%	81%